Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Sales taxes receivable	$ 75	$ 143
Interest receivable	10	16
Other current assets	48	83
Total	$ 133	$ 242